Leases - Additional Information (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022 ft²	Mar. 31, 2021 USD ($)	Jun. 30, 2020 ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2021 ft²	Feb. 28, 2021 ft²
Leases [Abstract]
Area of leased office and laboratory space | ft²				6,782
Lease expiration date				Dec. 30, 2021
Square feet of office space leased | ft²		8,893					9,277	2,495
Lease and rental expense			$ 12,000		$ 200,000	$ 200,000
Lease renewal term for office space extended date			Dec. 30, 2024
Lease commencement date	Jul. 01, 2022	May 01, 2022
Incremental borrowing rate of right of used assets and lease liabilities					4.00%
Remaining lease liability					$ 600,000	500,000
Remaining operating lease right of use asset					600,000	500,000
Variable lease costs					$ 300,000	$ 200,000